CONDENSED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)		$ (8,058,000)	$ (1,105,000)	$ (7,963,000)	$ (4,771,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation included in operating expenses		2,110,000	105,000	598,000	135,000
Depreciation and amortization included in cost of revenue		2,679,000	2,196,000	2,567,000	1,054,000
Amortization of intangible assets		7,217,000	2,692,000	4,227,000	1,470,000
Loss (gain) on disposal of property and equipment		84,000	(393,000)	214,000	0
Loss on extinguishment of debt		2,031,000	0
Gain on PPP forgiveness		(1,624,000)	0
Foreign currency translation adjustment		96,000	6,000	(68,000)	0
Bad debt expense		239,000	49,000	223,000	48,000
Share-based compensation		31,000	22,000	34,000	21,000
Change in fair value of contingent consideration		(1,120,000)	0	1,055,000	1,181,000
Amortization of debt financing costs		1,342,000	153,000	205,000	56,000
Changes in operating assets and liabilities
Accounts receivable		(4,772,000)	852,000	1,063,000	(4,061,000)
Inventory		(551,000)	(172,000)	(356,000)	216,000
Prepaid expenses and other assets		(26,000)	(341,000)	(653,000)	1,409,000
Accounts payable		866,000	(1,716,000)	442,000	1,886,000
Accrued liabilities and other		1,193,000	441,000	282,000	765,000
Net cash used in operating activities		1,737,000	2,789,000	1,870,000	(591,000)
Cash flows from investing activities
Purchase of property and equipment		(6,648,000)	(701,000)	(1,626,000)	(729,000)
Cash used for acquisitions, net of cash acquired		(67,428,000)	(40,992,000)	(94,412,000)	(43,639,000)
Net cash used in investing activities		(74,076,000)	(41,693,000)	(96,038,000)	(44,368,000)
Cash flows from financing activities
Proceeds from debt		183,500,000	22,732,000	65,124,000	16,000,000
Payments on debt		(104,091,000)	0	(1,679,000)	(195,000)
Distributions to unitholders				0	(128,000)
Payment of debt issuance costs		(1,743,000)	0	(1,207,000)	(461,000)
Proceeds from issuance of members' units		0	21,603,000	40,445,000	32,050,000
Cash paid for contingent consideration		(2,984,000)	0	(1,353,000)	(3,500,000)
Net cash provided by financing activities		74,682,000	44,335,000	101,330,000	43,766,000
Net change in cash		2,343,000	5,431,000	7,162,000	(1,193,000)
Cash — beginning of period		8,188,000	1,026,000	1,026,000	2,219,000
Cash — end of period	$ 8,188,000	10,531,000	6,457,000	8,188,000	1,026,000
Supplemental Cash Flows Information:
Cash paid for interest		5,154,000	2,008,000	3,491,000	1,441,000
Cash paid for taxes		62,000	0	11,000	40,000
Cash paid to related parties		8,254,000	5,165,000	6,879,000	1,419,000
Property and equipment noncash transactions		911,000	0
Significant noncash transactions:
Initial recognition of contingent consideration for acquisitions		1,295,000	8,696,000	11,737,000	0
Issuance of member interests for acquisitions		0	$ 21,603,000	2,941,000	$ 6,142,000
ALTIMAR ACQUISITION CORP. II [Member]
Cash flows from operating activities
Net income (loss)	(5,000)	755,552
Adjustments to reconcile net income (loss) to net cash used in operating activities
Payment of formation and operating costs through issuance of Class B ordinary shares	5,000
Interest income on investments held in the Trust Account		(11,697)
Transaction costs allocated to the Warrants		755,071
Change in fair value of Warrant liability		(3,190,546)
Changes in operating assets and liabilities
Prepaid expenses		(744,813)
Accrued expenses		259,896
Net cash used in operating activities	0	(2,176,537)
Cash flows from investing activities
Investment of cash in the Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash flows from financing activities
Proceeds from sale of the Units, net of underwriting discounts paid		338,100,000
Proceeds from sale of the Private Placement Warrants		9,900,000
Repayment of the Promissory Note — related party		(94,890)
Payment of offering costs		(397,461)
Net cash provided by financing activities		347,507,649
Net change in cash	0	331,112
Cash — beginning of period	0	0
Cash — end of period	0	331,112		0
Non-cash investing and financing activities
Offering costs included in accrued offering costs	50,000	3,607
Offering costs paid through the Promissory Note	5,000	89,890
Deferred underwriting fee payable	0	$ 12,075,000		$ 0
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	$ 20,000